Submission	Sep. 16, 2024
Submission [Line Items]
Central Index Key	0001318568
Registrant Name	Everi Holdings Inc.
Form Type	Schedule 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES